Structured entities	12 Months Ended
Dec. 31, 2017
Structured entities
Structured entities

28 Structured entities

A structured entity (SE) is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, for example, when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. SEs are usually established for a specific, limited purpose. They do not carry out a business or trade and typically have no employees. They take a variety of legal forms - trusts, partnerships and companies - and fulfil many different functions. As well as being a key element of securitisations, SEs are also used in fund management activities in order to segregate custodial duties from the provision of fund management advice.

Consolidated structured entities

Securitisations

In a securitisation, assets, or interests in a pool of assets, are transferred generally to an SE which then issues liabilities to third party investors. The majority of securitisations are supported through liquidity facilities or other credit enhancements.

RBS arranges securitisations to facilitate client transactions and undertakes own asset securitisations to sell or to fund portfolios of financial assets. RBS also acts as an underwriter and depositor in securitisation transactions in both client and proprietary transactions.

RBS involvement in client securitisations takes a number of forms. It may: sponsor or administer a securitisation programme; provide liquidity facilities or programme-wide credit enhancement; and purchase securities issued by the vehicle.

Own asset securitisations

In own-asset securitisations, the pool of assets held by the SE is either originated by RBS, or (in the case of whole loan programmes) purchased from third parties.

The table below analyses the asset categories for those own-asset securitisations where the transferred assets continue to be recorded on RBS balance sheet.

	2017				2016
		Debt securities in issue				Debt securities in issue
		Held by third	Held by			Held by third	Held by
	Assets	parties	RBS (1)	Total	Assets	parties	RBS (1)	Total
Asset type	£m	£m	£m	£m	£m	£m	£m	£m
Mortgages
- UK	—	—	—	—	1,475	—	1,774	1,774
- Irish	4,073	—	4,688	4,688	7,054	1,180	6,621	7,801
- US	—	—	—	—	301	301	—	301

	4,073	—	4,688	4,688	8,830	1,481	8,395	9,876
Cash deposits	518				965

	4,591				9,795

Note:

(1)	Debt securities retained by RBS may be pledged with central banks.

Commercial paper conduits

RBS consolidates a number of asset-backed commercial paper (ABCP) conduits. A conduit is an SE that issues commercial paper and uses the proceeds to purchase or fund a pool of assets. The commercial paper is secured on the assets and is redeemed by further commercial paper issuance, repayment of assets or funding from liquidity facilities. Commercial paper is typically short-dated, usually up to three months.  At 31 December 2017 assets held by the conduits were nil (2016 - £0.1 billion).  At 31 December 2016 the conduits were funded entirely by RBS.

Covered bond programme

Certain loans and advances to customers have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of debt securities by RBS. RBS retains all of the risks and rewards of these loans. The partnerships are consolidated, the loans retained on RBS’s balance sheet and the related covered bonds included within debt securities in issue. At 31 December 2017, £8,915 million of mortgages provided security for debt securities in issue of £6,307 million (2016: mortgages - £8,621 million, bonds - £3,935 million).

Unconsolidated structured entities

RBS’s interests in unconsolidated structured entities are analysed below.

	2017			2016
	Asset backed	Investment		Asset backed	Investment
	securitisation	funds		securitisation	funds
	vehicles	and other	Total	vehicles	and other	Total
	£m	£m	£m	£m	£m	£m
Held-for-trading
Loans and advances to customers	380	95	475	588	40	628
Debt securities	504	32	536	618	28	646
Equity shares	—	4	4	—	94	94
Derivative assets	660	117	777	318	77	395
Derivative liabilities	(561)	(131)	(692)	(509)	(102)	(611)

Total	983	117	1,100	1,015	137	1,152

Other than held-for-trading
Loans and advances to customers	1,243	120	1,363	1,339	871	2,210
Debt securities	3,888	141	4,029	4,702	146	4,848

Total	5,131	261	5,392	6,041	1,017	7,058

Liquidity facilities/loan commitments	2,117	455	2,572	1,397	757	2,154
Guarantees	229	5	234	55	6	61

Maximum exposure	8,460	838	9,298	8,508	1,921	10,425

Notes:

(1)	Income from interests in unconsolidated structured entities includes interest receivable, changes in fair value and other income less impairments.
(2)

A sponsored entity is a structured entity established by RBS where RBS provides liquidity and/or credit enhancements or provides ongoing services to the entity. RBS can act as sponsor for its own or for customers’ transactions.

(3)

In 2017, no assets were transferred into sponsored structured entities (2016 - nil) which are not consolidated by RBS and for which RBS held no interest at 31 December 2017. Income arising from sponsored entities where we hold no interest at year end was £11 million (2016 - £18 million).